Taxes (Details) - Schedule of Expiration of Carry Forward Operating Loss	Jun. 30, 2024 USD ($)
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	$ 25,679,451
2024 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	614,970
2025 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	300,441
2026 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	49,163
2027 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	963,050
2028 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	645,063
2029 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	1,354,742
2030 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss
2031 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss
2032 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	3,467,594
2033 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	8,522,356
2034 [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	9,748,841
Carried forward indefinitely [Member]
Schedule of Expiration of Carry Forward Operating Loss [Line Items]
Expiration of carry forward operating loss	$ 13,231